Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE ASSET ALLOCATION TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Document Creation Date	dei_DocumentCreationDate	May 18, 2018